UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05308

Perritt MicroCap Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive
Suite 2880
Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Gerald W. Perritt
300 South Wacker Drive
Suite 2880
Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 669-1650

Date of fiscal year end: October 31

Date of reporting period: July 1, 2006 to June 30, 2007

Proxy Voting Record for the Reporting Period from July 1, 2006 to June 30, 2007

        Perritt MicroCap Opportunities Fund, Inc. (the “Fund”) is an open-end, management investment company registered under the Investment Company Act of 1940, as amended. The tables below disclose the following information for each matter relating to a portfolio security of the Fund considered at any shareholder meeting held during the period covered by this report, with respect to which the Fund was entitled to vote:

•	The name of the issuer of the portfolio security;

•	The exchange ticker symbol of the portfolio security;

•	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

•	The shareholder meeting date; and

•	A brief identification of the matter voted on.

        The tables also indicate whether: (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for or against the proposal or abstained (or withheld with respect to election of directors); and (d) the Fund cast its vote for or against management.

Issuer	Symbol	CUSIP	Meeting Date
24/7 Real Media, Inc.	TFSM	901314203	10/31/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

A.C. Moore Arts & Crafts, Inc.	ACMR	00086T103	08/03/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

A. M. Castle & Co.	CAS	148411101	04/26/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
AAON, Inc.	AAON	000360206	05/22/2007

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s Long-Term Incentive Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Aceto Corporation	BKR	004446100	12/07/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

AEP Industries Inc.	AEPI	001031103	04/10/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Aladdin Knowledge Systems Ltd.	ALDN	M0392N101	12/21/2006

Matters voted on:	1. Election of directors.
2. Election of outside director.
3. Ratification of selection of auditors and authorization of Board of Directors to fix remuneration of auditors.
4. Approval of compensation to outside and non-employee directors and the grant of options to an outside director.
5. Approval of engagement of the issuer with a director and compensation for advisory services to be provided by the director.
6. Approval of the renewal of the issuer’s directors and officers insurance policy and the amendment of the order of payments under the policy.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
The Allied Defense Group, Inc.	ADG	019118108	02/15/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors. 3. Approval of the potential issuance of issuer common stock in excess of 20% of the issued and outstanding common stock.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Allied Healthcare Products, Inc.	AHPI	019222108	11/16/2006

Matters voted on:	1. Election of directors. 2. Ratification of the adoption of the issuer’s Incentive Stock Plan for Non-Employee Directors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Allis-Chalmers Energy Inc.	ALY	019645506	11/28/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors. 3. Approval of the issuer’s 2006 Incentive Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Allis-Chalmers Energy Inc.	ALY	019645506	06/14/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

American Ecology Corporation	ECOL	025533407	05/17/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

American Software, Inc.	AMSWA	029683109	08/28/2006

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Ameron International Corporation	AMN	030710107	03/21/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Apogee Enterprises, Inc.	APOG	037598109	06/27/2007

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s Amended and Restated Executive Management Incentive Plan. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Ashworth, Inc.	ASHW	04516H101	07/17/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Barrett Business Services, Inc.	BBSI	068463108	05/17/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

BioScrip, Inc.	BIOS	09269M108	05/22/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Brigham Exploration Company	BEXP	109178103	05/31/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors. 3. Approval of amendments to the issuer’s 1997 Director Stock Option Plan, including increase in authorized shares.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
California Micro Devices Corporation	CAMD	130439102	08/24/2006

Matters voted on:	1. Election of directors.
2. Ratification of selection of auditors.
3. Approval of a change of domicile from California to Delaware.
4. Approval of amendment to the issuer’s 2004 Omnibus Incentive Compensation Plan, increasing authorized shares.
5. Approval of amendment to the issuer’s 1995 Employee Stock Purchase Plan, increasing authorized shares.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Callon Petroleum Company	CPE	13123X102	05/03/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Cardiotech International, Inc.	CTE	14160C100	10/11/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Carrizo Oil & Gas, Inc.	CRZO	144577103	05/22/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Catalyst Semiconductor, Inc.	CATS	148881105	09/22/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

CE Franklin Ltd.	CFK	125151100	05/02/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors and authorization of Board of Directors to fix remuneration of auditors. 3. Approval of amendments to the issuer’s Stock Option Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Century Casinos, Inc.	CNTY	156492100	06/20/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Ceragon Networks Ltd.	CRNT	M22013102	11/23/2006

Matters voted on:	1. Approval of amendment to Articles of Association.
2. Election of directors.
3. Election of external directors and approval of their compensation.
4. Ratification of selection of auditors and authorization of Board of Directors to fix remuneration of auditors.
5. Approval of the issuer’s directors and officers liability insurance policy.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Coachmen Industries, Inc.	COA	189873102	05/03/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Collegiate Pacific Inc.	BOO	194589206	12/15/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors. 3. Approval of the issuer’s 2007 Stock Option Plan

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

COMARCO, Inc.	CMRO	200080109	06/12/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Comfort Systems USA, Inc.	FIX	199908104	05/17/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Comtech Group, Inc.	COGO	205821200	12/20/2006

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s 2006 Equity Incentive Plan. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

CRM Holdings Ltd.	CRMH	G2554P103	05/02/2007

Matters voted on:	1. Election of directors.
2. Approval to direct the issuer to elect directors of affiliate company.
3. Ratification of selection of auditors and authorization of audit committee to fix remuneration of auditors.
4. Approval of the issuer’s 2007 Employee Stock Purchase Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

CyberOptics Corporation	CYBE	232517102	05/21/2007

Matters voted on:	1. Election of directors. 2. Approval of amendment to the issuer’s 1998 Stock Incentive Plan to extend the termination date.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Darling International Inc.	DAR	237266101	05/08/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Dawson Geophysical Company	DWSN	239359102	01/23/2007

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s 2006 Stock and Performance Incentive Plan. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Digi International Inc.	DGII	253798102	01/22/2007

Matters voted on:	1. Election of directors.
2. Approval of the issuer’s Amended and Restated 2000 Omnibus Stock Plan.
3. Approval of the issuer’s Amended and Restated Employee Stock Purchase Plan.
4. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Ditech Networks, Inc.	DITC	25500T108	09/15/2006

Matters voted on:	1. Election of directors.
2. Approval of amendments to the issuer’s 2000 Non-Qualified Stock Plan, including an increase in authorized shares.
3. Approval of amendment to the issuer’s 1999 Employee Stock Purchase Plan, increasing authorized shares.
4. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Dynamex Inc.	DDMX	26784F103	01/09/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

EFJ, Inc.	EFJI	26843B101	06/08/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

EFJ, Inc	EFJI	26843B101	08/25/2006

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Emak Worldwide, Inc.	EMAK	26861V104	05/31/2007

Matters voted on:	1. Election of directors. 2. Approval of amendment to Certificate of Designation of the issuer’s preferred stock. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Emerson Radio Corp.	MSN	291087203	11/21/2006

Matters voted on:	1. Election of directors. 2. Approval of amendment to the issuer’s 2004 Non-Employee Outside Director Stock Option Plan, increasing authorized shares. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Exponent, Inc.	EXPO	30214U102	05/22/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Flanders Corporation	FLDR	338494107	12/14/2006

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Flexsteel Industries, Inc.	FLXS	339382103	12/11/2006

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s 2006 Stock Option Plan. 3. Approval of amendment to Restated Articles of Incorporation, increasing the number of directors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Force Protection, Inc.	FRPT	345203202	09/18/2006

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Force Protection, Inc.	FRPT	345203202	06/21/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Fronteer Development Group Inc.	FRG	35903Q106	05/02/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors and authorization of Board of Directors to fix remuneration of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

FSI International, Inc.	FSII	302633102	01/17/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Gasco Energy, Inc.	GSX	367220100	05/15/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Gilat Satellite Networks	GILT	M51474118	08/30/2006

Matters voted on:	1. Election of directors.
2. Ratification of selection of auditors and authorization of audit committee to fix remuneration of auditors.
3. Approval of amendment to director and officer indemnification letter agreements.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Globecomm Systems Inc.	GCOM	37956X103	11/16/2006

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s 2006 Stock Incentive Plan. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

GMX Resources Inc.	GMXR	38011M108	05/22/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors. 3. Approval of amendment to the issuer’s Stock Option Plan, increasing shares available for option grants.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
GP Strategies Corporation	GPX	36225V104	09/14/2006

Matters voted on:	1. Election of directors. 2. Approval of amendment to Restated Certificate of Incorporation, eliminating authorized shares of Class B stock. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

GSI Group Inc.	GSIG	36229U102	05/15/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Gulfmark Offshore, Inc.	GMRK	402629109	05/18/2007

Matters voted on:	1. Election of directors.
2. Ratification of selection of auditors.
3. Approval of amendments to the issuer’s 1997 Incentive Equity Plan, including increase in authorized shares.
4. Approval of amendments to the issuer’s 2005 Non-Employee Director Share Incentive Plan, including increase in authorized shares.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Gulfport Energy Corporation	GPOR	402635304	06/13/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Harmonic Inc.	HLIT	413160102	06/13/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Hartmarx Corporation	HMX	417119104	04/11/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Hauppauge Digital, Inc.	HAUP	419131107	10/17/2006

Matters voted on:	1. Election of directors.
2. Approval of amendment to the issuer’s 2003 Performance and Equity Incentive Plan, increasing authorized shares.
3. Approval of amendments to the issuer’s Employee Stock Purchase Plan, including increase in authorized shares.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Haverty Furniture Companies, Inc.	HVT	419596101	05/11/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Health Fitness Corporation	HFIT	42217V102	05/21/2007

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s Amended and Restated 2005 Stock Option Plan. 3. Approval of the issuer’s 2007 Equity Incentive Plan. 4. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Hooker Furniture Corporation	HOFT	439038100	03/22/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Horizon Health Corporation	HORC	44041Y104	01/19/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Hypercom Corporation	HYC	44913M105	05/17/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Infocus Corporation	INFS	45665B106	08/22/2006

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Integral Systems, Inc.	ISYS	45810h107	04/18/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Inter-Tel (Delaware), Incorporated	INTL	458372109	10/24/2006

        Matter voted on: Approval of shareholder proposal resolving that shareholders urge the issuer to arrange for the prompt sale of the issuer to the highest bidder.

        The matter was proposed by a shareholder, the Fund cast its vote on the matter, the Fund cast its vote against the proposal and the Fund cast its vote for management.

iPass, Inc.	IPAS	46261V108	06/07/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

John B. Sanfilippo & Son, Inc.	JBSS	800422107	11/06/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Keystone Automotive Industries, Inc	KEYS	49338N109	08/09/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Kimball International, Inc.	KBALB	494274103	10/17/2006

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Landec Corporation	LNDC	514766104	10/12/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Layne Christensen Company	LAYN	521050104	06/07/2007

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s 2007 Stock Option Plan. 3. Approval of shareholder proposal to spin off a division to shareholders. 4. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer other than the shareholder proposal related to the spin-off of the division; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal other than the shareholder proposal related to the spin-off of the division (the Fund voted against the shareholder proposal); and (d) the Fund cast its vote for management.

Lifetime Brands, Inc.	LCUT	53222Q103	06/07/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Lime Energy Co.	LMEC	53261U106	03/09/2007

Matter voted on:	Approval of amendment to Certificate of Incorporation, effecting reverse stock split.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Lojack Corporation	LOJN	539451104	05/17/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Mannatech, Incorporated	MTEC	563771104	06/14/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors. 3. Approval of the issuer’s 2007 Stock Incentive Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
MapInfo Corporation	MAPS	565105103	02/13/2007

Matters voted on:	1. Election of directors.
2. Approval of amendment to the issuer’s 2005 Stock Incentive Plan, increasing authorized shares.
3. Approval of amendment to the issuer’s 1993 Employee Stock Purchase Plan, increasing authorized shares.
4. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

MarineMax, Inc.	HZO	567908108	02/28/2007

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s 2007 Stock Incentive Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Maritrans Inc.	TUG	570363101	11/28/2006

Matters voted on:	1. Approval of merger agreement. 2. Approval of adjournment to solicit additional votes to approve the merger agreement.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Matrixx Initiatives, Inc.	MTXX	57685L105	05/15/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Measurement Speicialties, Inc.	MEAS	583421102	09/14/2006

Matters voted on:	1. Election of directors.
2. Approval of amendments to Third Amended and Restated Certificate of Incorporation, including increase in authorized shares.
3. Approval of the issuer’s 2006 Stock Option Plan.
4. Approval of the issuer’s 2006 Employee Stock Purchase Plan.
5. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Medical Action Industries	MDCI	58449L100	08/17/2006

Matters voted on:	1. Election of directors.
2. Approval of amendment to Certificate of Incorporation, increasing authorized shares.
3. Approval of amendments to the issuer’s 1994 Stock Incentive Plan, including increase in authorized shares.
4. Approval of amendments to the issuer’s 1989 Non-Qualified Stock Option Plan, including increase in authorized shares.
5. Approval of amendments to the issuer’s 1996 Non-Employee Directors Stock Option Plan, including increase in authorized shares.
6. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Metal Management, Inc.	MTLM	591097209	09/19/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors. 3. Approval of amendment to the issuer’s 2002 Incentive Stock Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Met-Pro Corporation	MPR	590876306	06/06/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Michael Baker Corporation	BKR	057149106	11/29/2006

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Michael Baker Corporation	BKR	057149106	04/19/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Microtek Medical Holdings, Inc.	MTMD	59515B109	05/22/2007

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s 2007 Employee Stock Purchase Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Midas, Inc.	MDS	595626102	05/08/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Modtech Holdings, Inc.	MODT	60783C100	06/19/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Moldflow Corporation	MFLO	608507109	11/17/2006

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Monro Muffler Brake, Inc.	MNRO	610236101	08/08/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Natco Group Inc.	NTG	63227W203	05/10/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
National Dentex Corporation	NADX	63563H109	05/15/2007

Matters voted on:	1. Election of directors. 2. Approval of amendment to the issuer’s 1992 Employees’ Stock Purchase Plan, increasing shares reserved for purchase. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Natus Medical Incorporated	BABY	639050103	06/14/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Newpark Resources, Inc.	NR	651718504	12/28/2006

Matters voted on:	1. Election of directors.
2. Approval of the issuer’s 2006 Equity Incentive Plan.
3. Approval of amendment to the issuer’s 1999 Employee Stock Purchase Plan, increasing authorized shares.
4. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Newpark Resources, Inc.	NR	651718504	06/13/2007

Matters voted on:	1. Election of directors. 2. Approval of amendment to the issuer’s 2004 Non-Employee Directors’ Stock Option Plan, permitting grants of restricted shares. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Nicholas Financial, Inc.	NICK	65373J209	08/09/2006

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s Equity Incentive Plan. 3. Approval of alteration to Articles of the issuer to a new form of Articles. 4. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Northern Orion Resources Inc.	NTO	665575106	06/04/2007

Matters voted on:	1. Approval to fix the number of directors at six.
2. Election of directors.
3. Ratification of selection of auditors and authorization of Board of Directors to fix remuneration of auditors.
4. Approval of renewal of unallocated entitlements under the issuer’s Stock Option Plan.
5. Approval of amendment provisions and amendments to the issuer’s Stock Option Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Northwest Pipe Company	NWPX	667746101	05/30/2007

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s 2007 Stock Incentive Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Optimal Group Inc.	OPMR	68388R208	06/26/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors and authorization of audit committee to fix remuneration of auditors. 3. Approval of the issuer’s 2007 Stock Option Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Option Care, Inc.	OPTN	683948103	05/04/2007

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s 2007 Incentive Plan. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Overland Storage, Inc.	OVRL	690310107	11/14/2006

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s 2006 Employee Stock Purchase Plan. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Packeteer, Inc.	PKTR	695210104	05/23/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Paincare Holdings, Inc.	PRZ	69562E104	10/27/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

PAR Technology Corporation	PTC	698884103	05/23/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

PC Mall, Inc.	MALL	69323K100	08/11/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

PCTEL, Inc.	PCTI	69325Q105	06/05/2007

Matters voted on:	1. Election of directors.
2. Approval of the amendment and restatement of the issuer’s 1998 Employee Stock Purchase Plan.
3. Approval of the issuer’s Executive Compensation Plan.
4. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Penford Corporaion	PENX	707051108	01/24/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Perry Ellis International, Inc.	PERY	288853104	06/21/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Possis Medical, Inc.	POSS	737407106	12/13/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Preformed Line Products Company	PLPC	740444104	04/23/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Printronix, Inc.	PTNX	7425784107	08/22/2006

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Psychemedics Corporation	PMD	744375205	05/10/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Q.E.P. Co., Inc.	QEPC	74727K102	07/27/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Quintana Maritime LTD.	QMAR	Y7169G109	05/04/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Radyne Corporation	RADN	750611402	05/30/2007

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s 2007 Stock Incentive Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

RCM Technologies, Inc.	RCMT	749360400	06/14/2007

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s 2007 Omnibus Equity Compensation Plan. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Rentrak Corporation	RENT	760174102	08/17/2006

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

RF Monolithics, Inc.	RFMI	74955F106	01/17/2007

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s 2006 Equity Incentive Plan. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Rimage Corporation	RIMG	766721104	05/15/2007

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s 2007 Stock Incentive Plan. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Rockwell Medical Technologies, Inc.	RMTI	774374102	05/24/2007

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s 2007 Long Term Incentive Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Rural/Metro Corporation	RURL	781748108	12/01/2006

Matters voted on:	1. Election of directors. Shareholder proposed its own slate of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer other than the slate of directors proposed by the shareholder; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal other than the slate of directors proposed by the shareholder (the Fund voted for management’s slate of directors); and (d) the Fund cast its vote for management.

Rush Enterprises, Inc. “A”	RUSHA	781846209	05/22/2007

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s 2007 Long-Term Incentive Plan 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Rush Enterprises, Inc. "B"	RUSHB	781846308	05/22/2007

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s 2007 Long-Term Incentive Plan 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Sanders Morris Harris Group Inc.	SMHG	80000Q104	05/24/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Seabridge Gold Inc.	SA	811916105	06/27/2007

Matters voted on:	1. Approval to fix the number of directors at seven. 2. Election of directors. 3. Ratification of selection of auditors and authorization of Board of Directors to fix remuneration of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Spartan Motors, Inc.	SPAR	846819100	05/23/2007

Matters voted on:	1. Election of directors.
2. Ratification of selection of auditors.
3. Approval of amendment to Articles of Incorporation, increasing authorized shares.
4. Approval of the issuer’s 2007 Stock Incentive Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Stanley Furniture Company, Inc.	STLY	854305208	04/18/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Steinway Musical Instruments, Inc.	LVB	858495104	05/11/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Sterling Construction Company, Inc.	STRL	859241101	05/07/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Stewart Enterprises, Inc.	STEI	860370105	04/05/2007

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s 2007 Stock Incentive Plan. 3. Approval of the issuer’s Executive Officer Annual Incentive Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Stratex Networks, Inc.	STXN	86279T109	08/15/2006

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s 2006 Stock Equity Plan. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Stratex Networks, Inc.	STXN	86279t109	01/25/2007

Matter voted on:	Approval of agreement and plan of merger.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Tandy Brands Accessories, Inc.	TBAC	875378101	10/31/2006

Matters voted on:	1. Election of directors. 2. Approval of shareholder proposal to rescind preferred share purchase rights plan.

        For each matter, (a) the matter was proposed by the issuer other than the shareholder proposal to rescind the rights plan; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal other than the shareholder proposal to rescind the rights plan (the Fund voted against the shareholder proposal); and (d) the Fund cast its vote for management.

Team, Inc.	TMI	878155100	09/28/2006

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s 2006 Stock Incentive Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

TechTeam Global, Inc.	TEAM	878311109	05/16/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors. 3. Approval of the issuer’s 2006 Incentive Stock and Awards Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Tejon Ranch Co.	TRC	879080109	05/08/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Telecommunication Systems, Inc.	TSYS	87929J103	06/14/2007

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s Fifth Amended and Restated 1997 Stock Incentive Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Tengasco, Inc.	TGC	88033R205	04/30/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

The Exploration Company of Delaware, Inc.	TXCO	302133202	05/11/2007

Matters voted on:	1. Election of directors.
2. Approval of amendment to Restated Certificate of Incorporation, changing issuer’s name to TXCO Resources, Inc.
3. Approval of amendment to Restated Certificate of Incorporation, increasing authorized stock.
4. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

The Inventure Group, Inc.	SNAK	461214108	05/22/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

The Management Network Group, Inc.	TMNG	561693102	06/13/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

The Middleby Corporation	MDD	596278101	05/03/2007

Matters voted on:	1. Election of directors.
2. Ratification of selection of auditors.
3. Approval of amendment to Restated Certificate of Incorporation, increasing authorized shares.
4. Approval of the issuer’s 2007 Stock Incentive Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
ThermoGenesis Corp.	KOOL	883623209	12/11/2006

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s 2006 Equity Incentive Plan. 3. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Tier Technologies, Inc.	TIER	88650Q100	02/28/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

TransGlobe Energy Corporation	TGA	893662106	05/09/2007

Matters voted on:	1. Approval to fix the number of directors at six.
2. Election of directors.
3. Ratification of selection of auditors and authorization of Board of Directors to fix remuneration of auditors.
4. Approval of amendment to the issuer’s Share Option Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Trinity Biotech PLC	TRIB	896438306	06/14/2007

Matters voted on:	1. Election of directors. 2. Approval of share repurchase. 3. Approval of authorization of Board of Directors to fix remuneration of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Twin Disc, Incorporated	TWIN	901476101	10/20/2006

Matters voted on:	1. Election of directors. 2. Approval of the issuer’s amended 2004 Stock Incentive Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Union Drilling, Inc.	UDRL	90653P105	06/12/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
United Retail Group, Inc.	URGI	911380103	06/15/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Universal Electronics, Inc.	UEIC	913483103	06/14/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

USA Truck, Inc.	USAK	902925106	05/02/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

VAALCO Energy, Inc.	EGY	91851C201	06/06/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors. 3. Approval of the issuer’s 2007 Stock Incentive Plan.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Versar, Inc.	VSR	925297103	11/15/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Vignette Corporation	VIGN	926734401	05/25/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Vista Gold Corp.	VGZ	927926204	11/16/2006

Matter voted on:	Approval of an arrangement under the Business Corporations Act involving certain parties.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Vista Gold Corp.	VGZ	9257926204	05/07/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Vitran Corporation Inc.	VTNC	92850E107	04/25/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Vivus, Inc.	VVUS	928551100	06/11/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Westell Technologies, Inc.	WSTL	957541105	09/21/2006

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Willbros Group, Inc.	WG	969199108	08/02/2006

Matters voted on:	1. Election of directors.
2. Approval of amendment to Restated Articles of Incorporation, increasing authorized shares.
3. Approval of amendment to the issuer’s 1996 Stock Plan.
4. Approval of the issuer’s 2006 Director Restricted Stock Plan
5. Ratification of selection of auditors.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Willbros Group, Inc.	WG	969199108	05/30/2007

Matters voted on:	1. Election of directors. 2. Approval of shareholder proposal that chairman of the Board of Directors be an independent director.

        For each matter, (a) the matter was proposed by the issuer other than the shareholder proposal on an independent chairman; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal other than the shareholder proposal on an independent chairman (the Fund voted against the shareholder proposal); and (d) the Fund cast its vote for management.

World Air Holdings, Inc.	WLDA	98142V104	08/16/2006

Matter voted on:	Approval of the arrangement under the Business Corporations Act involving certain parties.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

World Fuel Services Corporation	INT	981475106	05/31/2007

Matters voted on:	1. Election of directors. 2. Ratification of selection of auditors. 3. Approval of shareholder proposal relating to establishing a discrimination policy.

        For each matter, (a) the matter was proposed by the issuer other than the shareholder proposal on establishing a discrimination policy; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal other than the shareholder proposal on establishing a discrimination policy (the Fund abstained with respect to the shareholder proposal); and (d) the Fund cast its vote for management other than the shareholder proposal on establishing a discrimination policy, on which it abstained.

Youbet.com, Inc.	UBET	987413101	06/13/2007

Matter voted on:	Election of directors.

        The matter was proposed by the issuer, the Fund cast its vote on the matter, the Fund cast its vote for the proposal and the Fund cast its vote for management.

Zila, Inc.	ZILA	989513205	09/27/2006

Matters voted on:	1. Approval of sale of one of issuer's business units. 2. Approval of adjournment to solicit additional votes to approve the sale.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date
Zila, Inc.	ZILA	989513205	12/14/2006

Matters voted on:	1. Election of directors.
2. Approval of amendments to issuer’s charter, increasing authorized shares.
3. Approval of issuance of shares in connection with private placement.
4. Ratification of selection of auditors.
5. Approval of adjournment to solicit additional votes to approve proposals.

        For each matter, (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

SIGNATURES

        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Dated August 30, 2007.

PERRITT MICROCAP OPPORTUNITIES FUND, INC.
By: /s/ Michael J. Corbett
Michael J. Corbett
President (Principal Executive Officer)